Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000191729 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191729 | BB
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000191729 | B
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000191729 | CCC
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000191729 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000191729 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000191729 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000191729 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000191729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000191729 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191729 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191729 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191729 | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000191729 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191729 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191729 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194565 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000194565 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194565 | BB
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000194565 | B
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000194565 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194565 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000194565 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000194565 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000194565 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194565 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000194565 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194565 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194565 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000194565 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194565 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000194565 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191727 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191727 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000191727 | BB
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000191727 | B
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000191727 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191727 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191727 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000191727 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000191727 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000191727 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000191727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000191727 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191727 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000191727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191727 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191727 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000191727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191727 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191727 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245668 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245668 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245668 | BB
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000245668 | B
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000245668 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000245668 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000245668 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000245668 | Financial
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245668 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245668 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245668 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245668 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245668 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000245668 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138373 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138373 | BB
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000138373 | B
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000138373 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000138373 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138373 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000138373 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000138373 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000138373 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000138373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000138373 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138373 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000138373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138373 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000138373 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000138373 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138373 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138373 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237218 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237218 | Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237218 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237218 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237218 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237218 | LAM Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237218 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237218 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237218 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237218 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000237218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000237218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237218 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261436 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261436 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261436 | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261436 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261436 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261436 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261436 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261436 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261436 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261436 | SYSCO Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000261436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000261436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000261436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000261436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000261436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000261436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261436 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237217 | LAM Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237217 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237217 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237217 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000237217 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237217 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237217 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237217 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237217 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237217 | NetFlix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237217 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237217 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237217 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237217 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000237217 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237217 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237217 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237217 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237217 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237217 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211086 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211086 | Abbvie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211086 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211086 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211086 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211086 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211086 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211086 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211086 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211086 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211086 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000211086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211086 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211086 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238398 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238398 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238398 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238398 | Target Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238398 | Franklin Templeton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238398 | J M Smucker Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238398 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000238398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000238398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223768 | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223768 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223768 | Technipfmc PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223768 | Everpure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223768 | Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223768 | Nvent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223768 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000223768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000223768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223768 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000223768 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000270610 | Rolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000270610 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000270610 | Airbus Se
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000270610 | BAE Systems PLC
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000270610 | Rheinmetall AG
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000270610 | Saab AB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000270610 | Mtu Aero Engines AG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000270610 | Melrose Industries PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000270610 | Kongsberg Gruppen ASA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000270610 | Thales SA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000270610 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000270610 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000270610 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000270610 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270610 | Diversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270610 | Contstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270610 | Environmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270610 | Cable & Satellite
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000270610 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000270610 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000270610 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000270610 | Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000270610 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000270610 | Germany
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000270610 | France
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000270610 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000270610 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000270610 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000270610 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000270610 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270610 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267035 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267035 | SAP Se
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000267035 | Schneider Electric Se
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000267035 | CIE Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267035 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267035 | NOVO Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000267035 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000267035 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267035 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267035 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000267035 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000267035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000267035 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000267035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000267035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000267035 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000267035 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267035 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000267035 | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000267035 | France
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000267035 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267035 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267035 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267035 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000267035 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Tesco PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152993 | Magna International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152993 | RWE AG
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152993 | Industrivarden AB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152993 | Repsol SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152993 | ACS Actividades de Construccio
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152993 | J Sainsbury PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152993 | Eneos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152993 | Ck Hutchison Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152993 | Orlen SA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152993 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000152993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000152993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000152993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152993 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152993 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152993 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152993 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000152993 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152993 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152993 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152993 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152993 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152993 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152993 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217052 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217052 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217052 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217052 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217052 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217052 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217052 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217052 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217052 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217052 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000217052 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217052 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000217052 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000217052 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000217052 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217052 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217052 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217052 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000217052 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217052 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217052 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217052 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196640 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196640 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000196640 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196640 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196640 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000196640 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196640 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196640 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196640 | Exxonmobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196640 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196640 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196640 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000196640 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000196640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196640 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196640 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152991 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152991 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152991 | Archer-Daniels-Midland Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152991 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152991 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152991 | Incyte Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152991 | Travelers Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152991 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000152991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000152991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000152991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152991 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196639 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000196639 | Samsung Electronics Co. Ltd. A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196639 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000196639 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196639 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196639 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196639 | Mediatek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196639 | HON HAI Precision Industry Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196639 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196639 | Ase Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196639 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000196639 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000196639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000196639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196639 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000196639 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196639 | China
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000196639 | India
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196639 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196639 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196639 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196638 | Schneider Electric Se
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196638 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196638 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196638 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196638 | Allianz Se
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196638 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196638 | Totalenergies Se
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196638 | Sumitomo Mitsui Financial Grou
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196638 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000196638 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196638 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196638 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000196638 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000196638 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000196638 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196638 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196638 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196638 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196638 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196638 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000196638 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196638 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000196638 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196638 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196638 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000196638 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196638 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000196638 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | Tsmc
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000196637 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196637 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000196637 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000196637 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196637 | Mediatek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196637 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196637 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000196637 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000196637 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000196637 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000196637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000196637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000196637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196637 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000196637 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000196637 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000196637 | China
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000196637 | India
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000196637 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196637 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241385 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241385 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241385 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241385 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241385 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241385 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241385 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241385 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241385 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000241385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210444 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210444 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000210444 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210444 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000210444 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000210444 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210444 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210444 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210444 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210444 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000210444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236536 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236536 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000236536 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236536 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236536 | ELI Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236536 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236536 | Amazon.Com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236536 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236536 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236536 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000236536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236536 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247939 | Exxonmobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247939 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247939 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247939 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247939 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247939 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247939 | AngloGold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247939 | Smurfit Westrock PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247939 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247939 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000247939 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000247939 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247939 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247939 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247939 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247939 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247939 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247939 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000247939 | Canada
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000247939 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247939 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247939 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247939 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247939 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%